Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Revenues
Service revenues, net		$ 10,055,252	$ 4,599,385
Service revenues - related party		2,170,838	2,720,936
Trading revenues		315,194	384,499
Total revenues, net		12,541,284	7,704,820
Cost of revenues
Cost of revenues		3,539,699	2,377,572
Total cost of revenues		3,539,699	2,377,572
Gross profit		9,001,585	5,327,248
Operating expenses
Selling, general and administrative expenses	150,448	3,529,028	1,901,147
Research and development expenses		398,188	289,487
Total operating expenses	150,448	3,927,216	2,190,634
Income (loss) from operations	(150,448)	5,074,369	3,136,614
Other income (expenses)
Other expense	(174)	(44,145)	(3,683)
Other income	2	170,561	599
Total other income (expenses)	(172)	126,416	(3,084)
Income (loss) before provision of income taxes	(150,620)	5,200,785	3,133,530
Provision for income taxes		1,300,894	783,382
Net income (loss)	(150,620)	3,899,891	2,350,148
Net income (loss) attributable to AGM Group Holdings Inc. ordinary shareholders	(150,620)	3,899,891	2,350,148
Other comprehensive income (loss)
Foreign currency translation adjustment	6,199	(29,664)	41,953
Total comprehensive income (loss)	$ (144,421)	$ 3,870,227	$ 2,392,101
Earnings (loss) per ordinary share
Basic	$ (287.44)	$ 0.19	$ 13.48
Diluted	$ (287.44)	$ 0.19	$ 13.48
Weighted average ordinary shares outstanding
Basic	524	20,010,000	174,384
Diluted	524	20,010,000	174,384